Changes in Capital Accounts, Share Buy-Back Plan (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2023	Apr. 30, 2023
Share Buy-Back Plan [Abstract]
Net proceeds for shares repurchased	$ 0	$ 2,749	$ 0
April 2023 Repurchase Plan [Member]
Share Buy-Back Plan [Abstract]
Share repurchase program authorized amount					$ 2,000
Repurchase of common stock (in shares)		2,222,936
Gross proceeds for shares repurchased		$ 2,000
August 2023 Repurchase Plan [Member]
Share Buy-Back Plan [Abstract]
Share repurchase program authorized amount				$ 2,000
Repurchase of common stock (in shares)		327,100
Gross proceeds for shares repurchased		$ 723